UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap

Aggressive Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.04%
Basic Materials 5.88%
Celanese Corp. - Series A	7,310	$323,614
EI du Pont de Nemours & Co.	8,690	397,828
International Paper Co.	9,330	276,168
Nucor Corp.	7,700	304,689
Praxair, Inc.	3,150	336,735
Rockwood Holdings, Inc.(a)	6,850	269,685

		1,908,719

Consumer Goods 17.32%
Archer-Daniels-Midland Co.	11,300	323,180
BorgWarner, Inc.(a)	5,760	367,142
Coach, Inc.	3,640	222,186
Corn Products International, Inc.	5,700	299,763
The Estee Lauder Cos., Inc. - Class A	3,020	339,206
Fossil, Inc.(a)	4,600	365,056
Gentex Corp.	10,890	322,235
Genuine Parts Co.	6,030	369,036
Herbalife, Ltd.	7,340	379,258
Leggett & Platt, Inc.	12,080	278,323
LKQ Corp.(a)	12,030	361,863
PVH Corp.	4,510	317,910
Stanley Black & Decker, Inc.	5,190	350,844
Tempur-Pedic International, Inc.(a)	7,740	406,582
Tupperware Brands Corp.	6,340	354,850
VF Corp.	2,170	275,568
Visteon Corp.(a)	5,840	291,650

		5,624,652

Consumer Services 11.34%
CarMax, Inc.(a)	13,140	400,507
Carnival Corp.	6,780	221,299
Delta Air Lines, Inc.(a)	35,190	284,687
eBay, Inc.(a)	12,240	371,239
Las Vegas Sands Corp.(a)	8,850	378,161
Liberty Global, Inc. - Class A(a)	6,880	282,286
Limited Brands, Inc.	9,250	373,238
News Corp. - Class A	17,280	308,275
Penn National Gaming, Inc.(a)	10,240	389,837
Tiffany & Co.	5,210	345,215
Time Warner, Inc.	9,030	326,344

		3,681,088

Financials 14.95%
Aflac, Inc.	8,860	383,284
BB&T Corp.	13,890	349,611
Berkshire Hathaway, Inc. - Class B(a)	3,040	231,952
Boston Properties, Inc., REIT	3,330	331,668
CME Group, Inc.	1,440	350,885
Commerce Bancshares, Inc.	7,700	293,524
Cullen/Frost Bankers, Inc.	6,850	362,433
Equity Residential, REIT	4,990	284,580

	Shares	Value
Financials (continued)
HCP, Inc., REIT	6,980	$289,181
Health Care REIT, Inc.	7,210	393,161
Moody’s Corp.	10,010	337,137
MSCI, Inc. - Class A(a)	9,730	320,409
US Bancorp	11,760	318,108
Ventas, Inc., REIT	5,780	318,651
Wells Fargo & Co.	10,560	291,034

		4,855,618

Industrials 27.07%
3M Co.	4,870	398,025
Accenture PLC - Class A	4,160	221,437
AMETEK, Inc.	5,450	229,445
Caterpillar, Inc.	2,930	265,458
Cummins, Inc.	3,610	317,752
Danaher Corp.	7,780	365,971
Deere & Co.	3,020	233,597
Donaldson Co., Inc.	5,120	348,570
Global Payments, Inc.	7,070	334,977
Honeywell International, Inc.	5,220	283,707
Hubbell, Inc. - Class B	4,120	275,463
Jabil Circuit, Inc.	16,100	316,526
JB Hunt Transport Services, Inc.	7,720	347,940
Kansas City Southern(a)	4,090	278,161
Lincoln Electric Holdings, Inc.	8,050	314,916
MeadWestvaco Corp.	13,400	401,330
Mettler-Toledo International, Inc.(a)	2,550	376,660
Molex, Inc.	14,810	353,367
MSC Industrial Direct Co. - Class A	4,680	334,854
Norfolk Southern Corp.	3,690	268,853
Pall Corp.	5,410	309,181
Parker Hannifin Corp.	4,020	306,525
Pentair, Inc.	8,320	276,973
Rockwell Automation, Inc.	4,380	321,361
Roper Industries, Inc.	3,470	301,439
Spirit Aerosystems Holdings, Inc. - Class A(a)	13,190	274,088
Trimble Navigation Ltd.(a)	5,110	221,774
Union Pacific Corp.	2,230	236,246
Valspar Corp.	7,080	275,908

		8,790,504

Oil & Gas 7.81%
Anadarko Petroleum Corp.	4,440	338,905
Chevron Corp.	3,940	419,216
Concho Resources, Inc.(a)	4,020	376,875
EOG Resources, Inc.	3,300	325,083
Occidental Petroleum Corp.	4,350	407,595
Sunoco, Inc.	10,570	433,582
The Williams Cos., Inc.	7,120	235,102

		2,536,358

Technology 12.62%
Akamai Technologies, Inc.(a)	11,960	386,069
Analog Devices, Inc.	10,470	374,617
Broadcom Corp. - Class A(a)	12,880	378,157
Cisco Systems, Inc.	14,770	267,042

	Shares	Value
Technology (continued)
Cognizant Technology Solutions Corp. - Class A(a)	5,780	$371,712
Dell, Inc.(a)	18,760	274,459
F5 Networks, Inc.(a)	2,810	298,197
KLA-Tencor Corp.	8,470	408,677
Lam Research Corp.(a)	8,090	299,492
Marvell Technology Group, Ltd.(a)	19,510	270,213
Red Hat, Inc.(a)	5,690	234,940
SanDisk Corp.(a)	6,140	302,149
Teradata Corp.(a)	4,770	231,393

		4,097,117

Utilities 2.05%
AES Corp.(a)	31,220	369,645
Covanta Holding Corp.	21,540	294,882

		664,527

TOTAL COMMON STOCKS (Cost $31,572,337)		32,158,583

EXCHANGE TRADED FUNDS 0.72%
SPDR® S&P 500® ETF Trust	1,850	232,175

TOTAL EXCHANGE TRADED FUNDS (Cost $227,458)		232,175

Total Investments - 99.76% (Cost $31,799,795)		32,390,758

Other Assets in Excess of Liabilities - 0.24%		78,077

NET ASSETS - 100.00%		$32,468,835

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap

Defensive Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.08%
Basic Materials 1.75%
Newmont Mining Corp.	4,600	$276,046
Royal Gold, Inc.	4,460	300,738

		576,784

Consumer Goods 14.32%
The Coca-Cola Co.	3,420	239,298
Colgate-Palmolive Co.	2,990	276,246
Energizer Holdings, Inc.(a)	4,020	311,470
Monster Beverage Corp.(a)	3,130	288,398
The Hershey Co.	4,490	277,392
HJ Heinz Co.	4,780	258,311
Hormel Foods Corp.	8,900	260,681
Kimberly-Clark Corp.	4,700	345,732
Kraft Foods, Inc. - Class A	8,120	303,363
Lorillard, Inc.	2,850	324,900
Mattel, Inc.	13,250	367,820
McCormick & Co., Inc	4,640	233,949
Philip Morris International, Inc.	4,193	329,067
The Procter & Gamble Co.	5,540	369,573
Ralcorp Holdings, Inc.(a)	2,720	232,560
Tyson Foods, Inc. - Class A	14,510	299,486

		4,718,246

Consumer Services 22.61%
Amazon.com, Inc.(a)	1,830	316,773
Apollo Group, Inc. - Class A(a)	7,170	386,248
AutoZone, Inc.(a)	1,160	376,965
Bed Bath & Beyond, Inc.(a)	6,530	378,544
Cardinal Health, Inc.	8,100	328,941
Comcast Corp. - Class A	15,110	358,258
Copart, Inc.(a)	5,890	282,072
Costco Wholesale Corp.	3,590	299,119
DIRECTV - Class A(a)	7,240	309,582
Discovery Communications, Inc. - Class A(a)	9,150	374,875
Dollar Tree, Inc.(a)	4,880	405,577
Expedia, Inc.	10,190	295,714
Kohl’s Corp.	6,010	296,594
The Kroger Co.	14,410	349,010
McDonald’s Corp.	2,670	267,881
McKesson Corp.	3,720	289,825
Nordstrom, Inc.	8,580	426,512
O’Reilly Automotive, Inc.(a)	3,400	271,830
PetSmart, Inc.	6,050	310,305
priceline.com, Inc.(a)	620	289,980
Ross Stores, Inc.	5,684	270,161
TJX Cos., Inc.	4,070	262,718
Tractor Supply Co.	4,300	301,645

		7,449,129

	Shares	Value
Financials 8.61%
American Capital Agency Corp., REIT	13,650	$383,292
American Tower Corp, REIT	5,110	306,651
Arch Capital Group, Ltd.(a)	6,600	245,718
Axis Capital Holdings, Ltd.	8,670	277,093
Digital Realty Trust, Inc., REIT	5,990	399,353
Everest Re Group, Ltd.	3,640	306,087
Fidelity National Financial, Inc. - Class A	15,830	252,172
IntercontinentalExchange, Inc.(a)	2,740	330,307
Visa, Inc. - Class A	3,320	337,080

		2,837,753

Health Care 12.53%
Alexion Pharmaceuticals, Inc.(a)	5,390	385,385
Allergan, Inc.	3,580	314,109
Bristol-Myers Squibb Co.	12,190	429,576
Celgene Corp.(a)	6,810	460,356
Eli Lilly & Co.	10,820	449,679
Gilead Sciences, Inc.(a)	7,220	295,515
IDEXX Laboratories, Inc.(a)	3,720	286,291
Intuitive Surgical, Inc.(a)	710	328,737
Johnson & Johnson	3,660	240,023
Medtronic, Inc.	7,030	268,898
Merck & Co., Inc.	7,490	282,373
Pfizer, Inc.	17,860	386,490

		4,127,432

Industrials 10.97%
Alliance Data Systems Corp.(a)	4,140	429,898
Automatic Data Processing, Inc.	4,660	251,687
Corrections Corp. of America(a)	17,950	365,641
Lockheed Martin Corp.	5,220	422,298
Raytheon Co.	5,000	241,900
Sonoco Products Co.	10,940	360,582
Stericycle, Inc.(a)	5,280	411,418
TransDigm Group, Inc.(a)	2,540	243,027
Tyco International, Ltd.	5,590	261,109
United Parcel Service, Inc. - Class B	3,340	244,454
Waste Connections, Inc.	11,570	383,430

		3,615,444

Oil & Gas 4.57%
ConocoPhillips	5,810	423,375
Exxon Mobil Corp.	5,140	435,666
OGE Energy Corp.	6,360	360,676
Southern Union Co.	6,800	286,348

		1,506,065

Technology 13.74%
Apple, Inc.(a)	1,060	429,300
CA, Inc.	11,510	232,675
Equinix, Inc.(a)	3,580	363,012
Garmin, Ltd.	6,650	264,737
Google, Inc. - Class A(a)	580	374,622
IAC/InterActiveCorp.	9,000	383,400
Ingram Micro, Inc. - Class A(a)	22,200	403,818
Intel Corp.	16,210	393,092

	Shares	Value
Technology (continued)
International Business Machines Corp.	1,800	$330,984
Intuit, Inc.	5,500	289,245
Maxim Integrated Products, Inc.	15,090	392,944
Microsoft Corp.	13,200	342,672
Xilinx, Inc.	10,140	325,088

		4,525,589

Telecommunications 2.18%
Crown Castle International Corp.(a)	8,800	394,240
Verizon Communications, Inc.	8,040	322,565

		716,805

Utilities 6.80%
Ameren Corp.	7,160	237,211
American Electric Power Co., Inc.	6,460	266,862
American Water Works Co., Inc.	7,380	235,127
Duke Energy Corp.	14,900	327,800
Exelon Corp.	5,500	238,535
Sempra Energy	5,940	326,700
Westar Energy, Inc.	12,850	369,823
Xcel Energy, Inc.	8,670	239,639

		2,241,697

TOTAL COMMON STOCKS (Cost $30,454,981)		32,314,944

EXCHANGE TRADED FUNDS 1.30%
SPDR® S&P 500® ETF Trust	3,410	427,955

TOTAL EXCHANGE TRADED FUNDS (Cost $430,189)		427,955

Total Investments - 99.38% (Cost $30,885,170)		32,742,899

Other Assets in Excess of Liabilities - 0.62%		204,948

NET ASSETS - 100.00%		$32,947,847

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.41%
Basic Materials 1.05%
Praxair, Inc.	5,510	$589,019

Consumer Goods 13.74%
Archer-Daniels-Midland Co.	19,730	564,278
Coach, Inc.	6,820	416,293
Energizer Holdings, Inc.(a)	6,920	536,162
The Estee Lauder Cos., Inc. - Class A	5,280	593,050
Genuine Parts Co.	10,530	644,436
Monster Beverage Corp.(a)	5,390	496,634
Herbalife, Ltd.	12,410	641,225
Hormel Foods Corp.	14,480	424,119
LKQ Corp.(a)	21,000	631,680
Mattel, Inc.	22,760	631,817
Philip Morris International, Inc.	7,210	565,841
PVH Corp.	7,880	555,461
Tyson Foods, Inc. - Class A	24,920	514,349
VF Corp.	3,780	480,022

		7,695,367

Consumer Services 22.42%
Amazon.com, Inc.(a)	3,150	545,265
Apollo Group, Inc. - Class A(a)	12,310	663,140
Bed Bath & Beyond, Inc.(a)	11,220	650,423
Cardinal Health, Inc.	13,930	565,697
CarMax, Inc.(a)	22,220	677,266
Copart, Inc.(a)	9,580	458,786
DIRECTV - Class A(a)	12,430	531,507
Discovery Communications, Inc. - Class A(a)	15,730	644,458
eBay, Inc.(a)	21,380	648,455
Expedia, Inc.	16,630	482,603
Kohl’s Corp.	10,330	509,786
The Kroger Co.	24,780	600,172
Las Vegas Sands Corp.(a)	15,450	660,178
Limited Brands, Inc.	16,160	652,056
McKesson Corp.	6,390	497,845
News Corp. - Class A	30,170	538,233
Nordstrom, Inc.	14,010	696,437
PetSmart, Inc.	10,380	532,390
priceline.com, Inc.(a)	1,050	491,095
Time Warner, Inc.	15,780	570,289
TJX Cos., Inc.	6,620	427,321
Tractor Supply Co.	7,390	518,409

		12,561,811

Financials 10.32%
Arch Capital Group, Ltd.(a)	10,740	399,850
Axis Capital Holdings, Ltd.	14,120	451,275
Berkshire Hathaway, Inc. - Class B(a)	5,700	434,910
Digital Realty Trust, Inc., REIT	9,960	664,033
Everest Re Group, Ltd.	6,260	526,404

	Shares	Value
Financials (continued)
Fidelity National Financial, Inc. - Class A	25,770	$410,516
HCP, Inc., REIT	12,190	505,032
Health Care REIT, Inc.	12,600	687,078
IntercontinentalExchange, Inc.(a)	4,710	567,791
US Bancorp	20,540	555,607
Visa, Inc. - Class A	5,710	579,736

		5,782,232

Health Care 5.79%
Allergan, Inc.	6,160	540,478
Gilead Sciences, Inc.(a)	12,420	508,351
IDEXX Laboratories, Inc.(a)	6,400	492,544
Intuitive Surgical, Inc.(a)	1,200	555,612
Merck & Co., Inc.	12,890	485,953
Pfizer, Inc.	30,680	663,915

		3,246,853

Industrials 16.95%
Accenture PLC - Class A	7,810	415,726
Alliance Data Systems Corp.(a)	6,760	701,958
Deere & Co.	5,660	437,801
Donaldson Co., Inc.	8,940	608,635
Emerson Electric Co.	8,000	372,720
Hubbell, Inc. - Class B	7,190	480,724
JB Hunt Transport Services, Inc.	13,490	607,994
Kansas City Southern(a)	7,140	485,591
Mettler-Toledo International, Inc.(a)	4,310	636,630
MSC Industrial Direct Co. - Class A	8,180	585,279
Norfolk Southern Corp.	6,450	469,947
Pall Corp.	9,450	540,068
Pentair, Inc.	14,530	483,704
Roper Industries, Inc.	6,050	525,564
TransDigm Group, Inc.(a)	4,140	396,115
Tyco International, Ltd.	9,100	425,061
Union Pacific Corp.	4,180	442,829
United Parcel Service, Inc. - Class B	5,430	397,422
Valspar Corp.	12,360	481,669

		9,495,437

Oil & Gas 6.97%
Chevron Corp.	6,670	709,688
ConocoPhillips	9,500	692,265
Exxon Mobil Corp.	8,400	711,984
OGE Energy Corp.	10,940	620,407
Sunoco, Inc.	17,880	733,437
The Williams Cos., Inc.	13,330	440,157

		3,907,938

Technology 17.80%
Cisco Systems, Inc.	24,430	441,694
Dell, Inc.(a)	32,760	479,279
Equinix, Inc.(a)	6,150	623,610
Garmin, Ltd.	10,810	430,346
Google, Inc. - Class A(a)	980	632,982
IAC/InterActiveCorp.	15,470	659,022
Ingram Micro, Inc. - Class A(a)	36,950	672,121
Intel Corp.	26,960	653,780

	Shares	Value
Technology (continued)
International Business Machines Corp.	3,110	$571,867
Intuit, Inc.	9,470	498,027
KLA-Tencor Corp.	14,320	690,940
Maxim Integrated Products, Inc.	25,120	654,125
Microsoft Corp.	22,690	589,032
QUALCOMM, Inc.	7,560	413,532
Red Hat, Inc.(a)	10,650	439,739
SanDisk Corp.(a)	10,730	528,023
Teradata Corp.(a)	8,950	434,165
Xilinx, Inc.	17,420	558,485

		9,970,769

Telecommunications 1.21%
Crown Castle International Corp.(a)	15,110	676,928

Utilities 2.16%
AES Corp.(a)	54,520	645,517
Sempra Energy	10,220	562,100

		1,207,617

TOTAL COMMON STOCKS (Cost $53,074,912)		55,133,971

EXCHANGE TRADED FUNDS 1.18%
SPDR® S&P 500® ETF Trust	5,290	663,895

TOTAL EXCHANGE TRADED FUNDS (Cost $662,641)		663,895

Total Investments - 99.59% (Cost $53,737,553)		55,797,866

Other Assets in Excess of Liabilities - 0.41%		226,985

NET ASSETS - 100.00%		$56,024,851

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Dividend Index

Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 97.47%
Basic Materials 9.77%
Alcoa, Inc.	2,280	$19,722
Cliffs Natural Resources, Inc.	420	26,187
Consol Energy, Inc.	560	20,552
The Dow Chemical Co.	2,540	73,051
Eastman Chemical Co.	2,630	102,728
EI du Pont de Nemours & Co.	1,400	64,092
Freeport-McMoRan Copper & Gold, Inc.	1,170	43,044
Huntsman Corp.	6,750	67,500
International Flavors & Fragrances, Inc.	760	39,839
Steel Dynamics, Inc.	4,440	58,386

		515,101

Consumer Goods 12.02%
Archer-Daniels-Midland Co.	1,420	40,612
Avon Products, Inc.	6,120	106,916
Beam, Inc.	500	25,615
Bunge, Ltd.	450	25,740
Gentex Corp.	930	27,519
Genuine Parts Co.	980	59,976
Harman International Industries, Inc.	330	12,553
Herbalife, Ltd.	460	23,768
Jarden Corp.	640	19,123
Johnson Controls, Inc.	1,150	35,949
Lear Corp.	530	21,094
Mattel, Inc.	2,120	58,851
Polaris Industries, Inc.	460	25,751
The Procter & Gamble Co.	950	63,375
Snap-on, Inc.	980	49,608
Tupperware Brands Corp.	660	36,940

		633,390

Consumer Services 6.80%
AmerisourceBergen Corp.	600	22,314
Guess?, Inc.	1,770	52,781
The Kroger Co.	1,470	35,603
Limited Brands, Inc.	810	32,684
Nordstrom, Inc.	720	35,791
Scripps Networks Interactive, Inc. - Class A	420	17,816
Service Corp. International	3,490	37,169
Tiffany & Co.	460	30,480
Time Warner Cable, Inc.	970	61,663
Wynn Resorts, Ltd.	290	32,042

		358,343

	Shares	Value
Financials 31.23%
Aflac, Inc.	1,350	$58,401
American Capital Agency Corp., REIT	5,360	150,509
CME Group, Inc.	170	41,424
Corporate Office Properties Trust	7,020	149,245
Cullen/Frost Bankers, Inc.	1,370	72,487
Digital Realty Trust, Inc., REIT	1,260	84,004
East West Bancorp, Inc.	980	19,355
Eaton Vance Corp.	2,580	60,991
First Niagara Financial Group, Inc.	7,900	68,177
Franklin Resources, Inc.	180	17,291
Hartford Financial Services Group, Inc.	2,290	37,212
Health Care REIT, Inc.	2,170	118,330
Highwoods Properties, Inc.	3,920	116,306
Liberty Property Trust, REIT	4,110	126,917
Lincoln National Corp.	1,020	19,808
Moody’s Corp.	820	27,618
Old Republic International Corp.	17,130	158,795
Regions Financial Corp.	4,280	18,404
SunTrust Banks, Inc.	1,130	20,001
Valley National Bancorp	9,492	117,416
Vornado Realty Trust	950	73,017
Waddell & Reed Financial, Inc.	2,210	54,742
Washington Federal, Inc.	2,510	35,115

		1,645,565

Health Care 5.50%
Bristol-Myers Squibb Co.	2,250	79,290
Eli Lilly & Co.	2,510	104,316
Hill-Rom Holdings, Inc.	770	25,941
Pfizer, Inc.	3,700	80,068

		289,615

Industrials 9.78%
Donaldson Co., Inc.	230	15,658
Illinois Tool Works, Inc.	1,290	60,256
Iron Mountain, Inc.	2,160	66,528
JB Hunt Transport Services, Inc.	450	20,281
Lockheed Martin Corp.	1,240	100,316
Manpower, Inc.	1,070	38,253
Molex, Inc.	2,520	60,127
Regal-Beloit Corp.	480	24,466
Sonoco Products Co.	2,140	70,534
TE Connectivity, Ltd.	1,260	38,821
Waste Connections, Inc.	600	19,884

		515,124

Oil & Gas 7.52%
Chevron Corp.	590	62,776
ConocoPhillips	970	70,684
Exxon Mobil Corp.	520	44,075
HollyFrontier Corp.	1,200	28,080
Marathon Oil Corp.	1,390	40,685
Murphy Oil Corp.	650	36,231
Occidental Petroleum Corp.	360	33,732
Sunoco, Inc.	710	29,124
Valero Energy Corp.	2,420	50,941

		396,328

	Shares	Value
Technology 13.08%
Altera Corp.	420	$15,582
Analog Devices, Inc.	1,530	54,743
Applied Materials, Inc.	5,090	54,514
Broadcom Corp. - Class A(a)	690	20,258
Corning, Inc.	2,900	37,642
Hewlett-Packard Co.	1,090	28,079
Intel Corp.	2,550	61,838
International Business Machines Corp.	160	29,421
KLA-Tencor Corp.	1,160	55,970
Linear Technology Corp.	1,940	58,258
Maxim Integrated Products, Inc.	2,540	66,142
Microchip Technology, Inc.	2,160	79,121
Quality Systems, Inc.	960	35,510
Solera Holdings, Inc.	320	14,253
Texas Instruments, Inc.	1,320	38,425
Xilinx, Inc.	1,240	39,754

		689,510

Utilities 1.77%
Westar Energy, Inc.	3,250	93,535

TOTAL COMMON STOCKS (Cost $5,109,245)		5,136,511

EXCHANGE TRADED FUNDS 1.34%
Financials 1.34%
iShares® Dow Jones Select Dividend Index Fund	1,310	70,413

TOTAL EXCHANGE TRADED FUNDS (Cost $69,927)		70,413

Total Investments - 98.81% (Cost $5,179,172)		5,206,924

Other Assets in Excess of Liabilities - 1.19%		62,898

NET ASSETS - 100.00%		$5,269,822

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.30%
Basic Materials 3.74%
Cliffs Natural Resources, Inc.	520	$32,422
Consol Energy, Inc.	890	32,663
The Dow Chemical Co.	1,520	43,715
Huntsman Corp.	3,520	35,200

		144,000

Consumer Goods 11.32%
Archer-Daniels-Midland Co.	1,150	32,890
Beam, Inc.	660	33,812
BorgWarner, Inc.(a)	550	35,057
Ford Motor Co.(a)	3,740	40,243
Fossil, Inc.(a)	440	34,919
Harman International Industries, Inc.	860	32,714
Herbalife, Ltd.	700	36,169
Johnson Controls, Inc.	1,240	38,762
Lear Corp.	1,000	39,800
LKQ Corp.(a)	1,150	34,592
Tempur-Pedic International, Inc.(a)	740	38,872
TRW Automotive Holdings Corp.(a)	1,170	38,142

		435,972

Consumer Services 14.00%
AmerisourceBergen Corp.	1,000	37,190
Apollo Group, Inc. - Class A(a)	680	36,632
Bed Bath & Beyond, Inc.(a)	620	35,941
Cardinal Health, Inc.	810	32,894
CarMax, Inc.(a)	1,260	38,405
DeVry, Inc.	1,050	40,383
Dollar Tree, Inc.(a)	460	38,231
Las Vegas Sands Corp.(a)	840	35,893
Netflix, Inc.(a)	560	38,802
Nordstrom, Inc.	790	39,271
Royal Caribbean Cruises Ltd.	1,270	31,458
Tiffany & Co.	500	33,130
Time Warner Cable, Inc.	590	37,506
Time Warner, Inc.	920	33,249
United Continental Holdings, Inc.(a)	1,600	30,192

		539,177

Financials 15.78%
Aflac, Inc.	910	39,367
American Capital Agency Corp., REIT	1,370	38,470
Ameriprise Financial, Inc.	720	35,741
BB&T Corp.	1,420	35,741
Capital One Financial Corp.	710	30,026
CME Group, Inc.	150	36,550
Cullen/Frost Bankers, Inc.	700	37,037
Franklin Resources, Inc.	390	37,463
Invesco, Ltd.	1,550	31,140
Liberty Property Trust, REIT	1,210	37,365
Lincoln National Corp.	1,810	35,150

	Shares	Value
Financials (continued)
M&T Bank Corp.	430	$32,826
Morgan Stanley	2,070	31,319
Northern Trust Corp.	810	32,125
Old Republic International Corp.	4,500	41,715
Prudential Financial, Inc.	650	32,578
Regions Financial Corp.	10,030	43,129

		607,742

Health Care 10.49%
Bristol-Myers Squibb Co.	1,200	42,288
Celgene Corp.(a)	630	42,588
Eli Lilly & Co.	1,110	46,132
Forest Laboratories, Inc.(a)	1,400	42,364
Henry Schein, Inc.(a)	610	39,302
Illumina, Inc.(a)	1,190	36,271
Medco Health Solutions, Inc.(a)	690	38,571
Pfizer, Inc.	1,800	38,952
ResMed, Inc.(a)	1,310	33,274
United Therapeutics Corp.(a)	940	44,415

		404,157

Industrials 14.42%
Alliance Data Systems Corp.(a)	400	41,536
Amphenol Corp. - Class A	810	36,766
Arrow Electronics, Inc.(a)	1,050	39,280
Avnet, Inc.(a)	1,350	41,972
Illinois Tool Works, Inc.	720	33,631
Jabil Circuit, Inc.	1,650	32,439
JB Hunt Transport Services, Inc.	740	33,352
MeadWestvaco Corp.	1,360	40,732
Mettler-Toledo International, Inc.(a)	240	35,450
Molex, Inc.	1,520	36,267
Parker Hannifin Corp.	420	32,025
Sonoco Products Co.	1,100	36,256
Stericycle, Inc.(a)	520	40,518
TE Connectivity, Ltd.	1,260	38,821
Waste Connections, Inc.	1,100	36,454

		555,499

Oil & Gas 8.52%
Apache Corp.	390	35,326
Chevron Corp.	400	42,560
Concho Resources, Inc.(a)	380	35,625
ConocoPhillips	600	43,722
Exxon Mobil Corp.	530	44,923
HollyFrontier Corp.	1,770	41,418
Marathon Oil Corp.	1,460	42,734
Valero Energy Corp.	1,980	41,679

		327,987

Technology 17.00%
Altera Corp.	1,020	37,842
Analog Devices, Inc.	1,070	38,285
Apple, Inc.(a)	100	40,500
Atmel Corp.(a)	4,410	35,721
BMC Software, Inc.(a)	980	32,124
Broadcom Corp. - Class A(a)	1,230	36,113

	Shares	Value
Technology (continued)
Cognizant Technology Solutions Corp. - Class A(a)	560	$36,014
Computer Sciences Corp.	1,310	31,047
Google, Inc. - Class A(a)	60	38,754
IAC/InterActiveCorp.	840	35,784
Intel Corp.	1,630	39,528
JDS Uniphase Corp.(a)	3,310	34,556
KLA-Tencor Corp.	870	41,978
Maxim Integrated Products, Inc.	1,520	39,581
Rovi Corp.(a)	1,430	35,149
SanDisk Corp.(a)	630	31,002
Solera Holdings, Inc.	810	36,077
Texas Instruments, Inc.	1,190	34,641

		654,696

Telecommunications 1.03%
MetroPCS Communications, Inc.(a)	4,580	39,754

TOTAL COMMON STOCKS (Cost $3,778,217)		3,708,984

EXCHANGE TRADED FUNDS 2.41%
SPDR® S&P 500® ETF Trust	740	92,870

TOTAL EXCHANGE TRADED FUNDS (Cost $90,649)		92,870

Total Investments - 98.71% (Cost $3,868,866)		3,801,854

Other Assets in Excess of Liabilities - 1.29%		49,857

NET ASSETS - 100.00%		$3,851,711

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.36%
Basic Materials 5.62%
Albemarle Corp.	720	$37,087
Cliffs Natural Resources, Inc.	650	40,528
Consol Energy, Inc.	1,120	41,104
Freeport-McMoRan Copper & Gold, Inc.	1,040	38,262
Huntsman Corp.	4,390	43,900
Newmont Mining Corp.	540	32,405

		233,286

Consumer Goods 12.83%
BorgWarner, Inc.(a)	680	43,343
Coach, Inc.	500	30,520
The Estee Lauder Cos., Inc. - Class A	370	41,559
Fossil, Inc.(a)	540	42,854
Gentex Corp.	1,300	38,467
Monster Beverage Corp.(a)	370	34,092
Harman International Industries, Inc.	1,070	40,703
Herbalife, Ltd.	870	44,953
Johnson Controls, Inc.	1,540	48,140
LKQ Corp.(a)	1,430	43,014
Stanley Black & Decker, Inc.	620	41,912
Tempur-Pedic International, Inc.(a)	920	48,328
Visteon Corp.(a)	690	34,459

		532,344

Consumer Services 16.55%
AmerisourceBergen Corp.	1,250	46,487
Apollo Group, Inc. - Class A(a)	850	45,790
Bed Bath & Beyond, Inc.(a)	770	44,637
CarMax, Inc.(a)	1,570	47,854
Delta Air Lines, Inc.(a)	4,210	34,059
DeVry, Inc.	1,320	50,767
Dollar Tree, Inc.(a)	580	48,204
Las Vegas Sands Corp.(a)	1,050	44,866
Netflix, Inc.(a)	660	45,731
Nordstrom, Inc.	980	48,716
PetSmart, Inc.	710	36,416
priceline.com, Inc.(a)	70	32,740
Tiffany & Co.	620	41,081
Time Warner Cable, Inc.	740	47,042
Tractor Supply Co.	510	35,776
Walgreen Co.	1,110	36,697

		686,863

Financials 4.92%
Franklin Resources, Inc.	480	46,109
IntercontinentalExchange, Inc.(a)	330	39,781
MSCI, Inc. - Class A(a)	1,160	38,199
SL Green Realty Corp.	610	40,650

	Shares	Value
Financials (continued)
Visa, Inc. - Class A	390	$39,597

		204,336

Health Care 14.60%
Allergan, Inc.	420	36,851
Baxter International, Inc.	700	34,636
Becton Dickinson and Co.	500	37,360
Celgene Corp.(a)	790	53,404
Express Scripts, Inc.(a)	740	33,071
Gilead Sciences, Inc.(a)	850	34,790
Henry Schein, Inc.(a)	760	48,967
IDEXX Laboratories, Inc.(a)	430	33,093
Illumina, Inc.(a)	1,490	45,415
Intuitive Surgical, Inc.(a)	90	41,671
Life Technologies Corp.(a)	810	31,517
Medco Health Solutions, Inc.(a)	870	48,633
ResMed, Inc.(a)	1,630	41,402
United Therapeutics Corp.(a)	1,170	55,282
Waters Corp.(a)	400	29,620

		605,712

Industrials 19.64%
Accenture PLC - Class A	560	29,809
AECOM Technology Corp.(a)	1,730	35,586
Alliance Data Systems Corp.(a)	480	49,843
AMETEK, Inc.	740	31,154
Amphenol Corp. - Class A	1,020	46,298
Arrow Electronics, Inc.(a)	1,310	49,007
Ball Corp.	970	34,639
Caterpillar, Inc.	350	31,710
CH Robinson Worldwide, Inc.	500	34,890
Cummins, Inc.	430	37,849
Dover Corp.	610	35,411
Expeditors International of Washington, Inc.	810	33,178
Global Payments, Inc.	840	39,799
Illinois Tool Works, Inc.	900	42,039
JB Hunt Transport Services, Inc.	920	41,464
Mettler-Toledo International, Inc.(a)	300	44,313
Roper Industries, Inc.	420	36,485
Stericycle, Inc.(a)	630	49,090
Timken Co.	890	34,452
Union Pacific Corp.	310	32,841
Waste Connections, Inc.	1,360	45,070

		814,927

Oil & Gas 4.11%
Cimarex Energy Co.	550	34,045
Concho Resources, Inc.(a)	480	45,000
HollyFrontier Corp.	2,210	51,714
Whiting Petroleum Corp.(a)	850	39,686

		170,445

Technology 17.93%
Altera Corp.	1,270	47,117
Apple, Inc.(a)	130	52,650
Atmel Corp.(a)	5,500	44,550
BMC Software, Inc.(a)	1,220	39,992

	Shares	Value
Technology (continued)
Broadcom Corp. - Class A(a)	1,530	$44,921
Cognizant Technology Solutions Corp. - Class A(a)	700	45,017
Dell, Inc.(a)	2,240	32,771
F5 Networks, Inc.(a)	340	36,081
Google, Inc. - Class A(a)	70	45,213
IAC/InterActiveCorp.	1,050	44,730
Intuit, Inc.	640	33,658
JDS Uniphase Corp.(a)	4,120	43,013
Lam Research Corp.(a)	970	35,909
Microsoft Corp.	1,550	40,238
Rovi Corp.(a)	1,780	43,752
Solera Holdings, Inc.	1,010	44,985
Teradata Corp.(a)	640	31,046
Xilinx, Inc.	1,200	38,472

		744,115

Telecommunications 2.16%
MetroPCS Communications, Inc.(a)	5,710	49,563
Virgin Media, Inc.	1,880	40,194

		89,757

TOTAL COMMON STOCKS (Cost $4,220,428)		4,081,785

EXCHANGE TRADED FUNDS 0.90%
Financials 0.90%
iShares® S&P 500® Growth Index Fund	550	37,081

TOTAL EXCHANGE TRADED FUNDS (Cost $36,721)		37,081

Total Investments - 99.26% (Cost $4,257,149)		4,118,866

Other Assets in Excess of Liabilities - 0.74%		30,838

NET ASSETS - 100.00%		$4,149,704

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.48%
Basic Materials 3.12%
Avery Dennison Corp.	1,750	$50,190
The Dow Chemical Co.	2,400	69,024
International Paper Co.	1,500	44,400

		163,614

Consumer Goods 9.07%
Archer-Daniels-Midland Co.	1,820	52,052
Beam, Inc.	1,060	54,304
Ford Motor Co.(a)	5,910	63,592
Kraft Foods, Inc. - Class A	1,280	47,821
Lear Corp.	1,580	62,884
Leggett & Platt, Inc.	1,940	44,698
TRW Automotive Holdings Corp.(a)	1,850	60,310
Tyson Foods, Inc. - Class A	2,310	47,678
Whirlpool Corp.	890	42,230

		475,569

Consumer Services 7.29%
Cardinal Health, Inc.	1,280	51,981
Carnival Corp.	1,230	40,147
Expedia, Inc.	1,595	46,287
The Interpublic Group of Cos., Inc.	4,550	44,271
News Corp. - Class A	2,780	49,595
Royal Caribbean Cruises Ltd.	2,010	49,788
Time Warner, Inc.	1,450	52,403
United Continental Holdings, Inc.(a)	2,540	47,930

		382,402

Financials 35.96%
Aflac, Inc.	1,430	61,862
American Capital Agency Corp., REIT	2,160	60,653
American Financial Group, Inc.	1,040	38,366
Ameriprise Financial, Inc.	1,130	56,093
Aon Corp.	1,030	48,204
Arch Capital Group, Ltd.(a)	1,040	38,719
Assurant, Inc.	950	39,007
Axis Capital Holdings, Ltd.	1,380	44,105
The Bank of New York Mellon Corp.	2,530	50,372
BB&T Corp.	2,240	56,381
Brookfield Office Properties, Inc.	2,970	46,451
Capital One Financial Corp.	1,130	47,788
City National Corp.	1,000	44,180
CME Group, Inc.	230	56,044
Commerce Bancshares, Inc.	1,234	47,021
Cullen/Frost Bankers, Inc.	1,110	58,730
HCP, Inc., REIT	1,130	46,816
Invesco, Ltd.	2,460	49,421
Jefferies Group, Inc.	3,080	42,350
Legg Mason, Inc.	1,610	38,720
Liberty Property Trust, REIT	1,910	58,981
Lincoln National Corp.	2,860	55,541

	Shares	Value
Financials (continued)
M&T Bank Corp.	680	$51,911
Morgan Stanley	3,280	49,626
New York Community Bancorp, Inc.	4,190	51,830
Northern Trust Corp.	1,280	50,765
Old Republic International Corp.	7,100	65,817
PartnerRe, Ltd.	690	44,305
Piedmont Office Realty Trust, Inc. - Class A	2,400	40,887
ProLogis, Inc.	1,420	40,598
Prudential Financial, Inc.	1,020	51,122
Regions Financial Corp.	15,830	68,069
Reinsurance Group of America, Inc.	980	51,205
SLM Corp.	3,150	42,210
Transatlantic Holdings, Inc.	750	41,048
US Bancorp	1,900	51,395
Ventas, Inc., REIT	930	51,271
Wells Fargo & Co.	1,710	47,128

		1,884,992

Health Care 5.90%
Bristol-Myers Squibb Co.	1,890	66,604
Eli Lilly & Co.	1,680	69,821
Forest Laboratories, Inc.(a)	2,210	66,875
Merck & Co., Inc.	1,180	44,486
Pfizer, Inc.	2,840	61,457

		309,243

Industrials 14.07%
Avnet, Inc.(a)	2,130	66,222
Eaton Corp.	910	39,612
Hubbell, Inc. - Class B	660	44,127
Jabil Circuit, Inc.	2,600	51,116
MeadWestvaco Corp.	2,160	64,692
Molex, Inc.	2,390	57,025
Norfolk Southern Corp.	590	42,987
Owens-Illinois, Inc.(a)	1,850	35,853
Parker Hannifin Corp.	640	48,800
Pentair, Inc.	1,340	44,609
Sealed Air Corp.	2,180	37,518
Sonoco Products Co.	1,730	57,021
TE Connectivity, Ltd.	2,000	61,620
Tyco International, Ltd.	880	41,105
Waste Management, Inc.	1,380	45,140

		737,447

Oil & Gas 8.33%
Apache Corp.	610	55,254
Chevron Corp.	630	67,032
ConocoPhillips	900	65,583
Devon Energy Corp.	770	47,740
Exxon Mobil Corp.	800	67,808
Marathon Oil Corp.	2,310	67,614
Valero Energy Corp.	3,130	65,886

		436,917

Technology 10.07%
Analog Devices, Inc.	1,690	60,468
Computer Sciences Corp.	2,070	49,059

	Shares	Value
Technology (continued)
Garmin, Ltd.	1,060	$42,199
Intel Corp.	2,570	62,322
KLA-Tencor Corp.	1,370	66,103
Maxim Integrated Products, Inc.	2,400	62,496
Pitney Bowes, Inc.	2,370	43,940
SanDisk Corp.(a)	990	48,718
Texas Instruments, Inc.	1,880	54,727
Xerox Corp.	4,770	37,969

		528,001

Telecommunications 0.98%
Verizon Communications, Inc.	1,280	51,354

Utilities 3.69%
American Electric Power Co., Inc.	1,020	42,136
Covanta Holding Corp.	3,470	47,504
Duke Energy Corp.	2,370	52,140
Sempra Energy	940	51,700

		193,480

TOTAL COMMON STOCKS (Cost $5,110,684)		5,163,019

EXCHANGE TRADED FUNDS 0.56%
Financials 0.56%
iShares® S&P 500® Value Index Fund	510	29,493

TOTAL EXCHANGE TRADED FUNDS (Cost $29,433)		29,493

Total Investments - 99.04% (Cost $5,140,117)		5,192,512

Other Assets in Excess of Liabilities - 0.96%		50,107

NET ASSETS - 100.00%		$5,242,619

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, a Delaware Corporation formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), and the Dow Jones RBP® U.S. Large-Cap Value IndexSM (the “Value Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2011, none of the Funds’ assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,158,583	$–	$–	$32,158,583

Exchange Traded Funds	232,175	–	–	232,175

TOTAL	$32,390,758	$–	$–	$32,390,758

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,314,944	$–	$–	$32,314,944

Exchange Traded Funds	427,955	–	–	427,955

TOTAL	$32,742,899	$–	$–	$32,742,899

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$55,133,971	$–	$–	$55,133,971

Exchange Traded Funds	663,895	–	–	663,895

TOTAL	$55,797,866	$–	$–	$55,797,866

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,136,511	$–	$–	$5,136,511

Exchange Traded Funds	70,413	–	–	70,413

TOTAL	$5,206,924	$–	$–	$5,206,924

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,708,984	$–	$–	$3,708,984

Exchange Traded Funds	92,870	–	–	92,870

TOTAL	$3,801,854	$–	$–	$3,801,854

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,081,785	$–	$–	$4,081,785

Exchange Traded Funds	37,081	–	–	37,081

TOTAL	$4,118,866	$–	$–	$4,118,866

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,163,019	$–	$–	$5,163,019

Exchange Traded Funds	29,493	–	–	29,493

TOTAL	$5,192,512	$–	$–	$5,192,512

For the three months ended December 31, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation/depreciation of investments based on federal tax costs as of December 31, 2011 were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation (excess of value over tax cost)	$1,111,179
Gross depreciation (excess of tax cost over value)	(537,801)
Net unrealized appreciation	$573,378
Cost of investments for income tax purposes	$31,817,380

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation (excess of value over tax cost)	$2,114,686
Gross depreciation (excess of tax cost over value)	(258,244)
Net unrealized appreciation	$1,856,442
Cost of investments for income tax purposes	$30,886,457

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation (excess of value over tax cost)	$2,404,894
Gross depreciation (excess of tax cost over value)	(452,752)
Net unrealized appreciation	$1,952,142
Cost of investments for income tax purposes	$53,845,724

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund:

Gross appreciation (excess of value over tax cost)	$2,344
Gross depreciation (excess of tax cost over value)	(454,627)
Net unrealized depreciation	$(452,283)
Cost of investments for income tax purposes	$3,667,175

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund:

Gross appreciation (excess of value over tax cost)	$147,716
Gross depreciation (excess of tax cost over value)	(216,077)
Net unrealized depreciation	$(68,361)
Cost of investments for income tax purposes	$3,870,215

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund:

Gross appreciation (excess of value over tax cost)	$176,196
Gross depreciation (excess of tax cost over value)	(314,692)
Net unrealized depreciation	$(138,496)
Cost of investments for income tax purposes	$4,257,362

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund:

Gross appreciation (excess of value over tax cost)	$257,557
Gross depreciation (excess of tax cost over value)	(204,561)
Net unrealized appreciation	$52,996
Cost of investments for income tax purposes	$5,139,516

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 28, 2012

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	February 28, 2012